091-09119 80)

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 4 copies

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

[redacted]

10047752

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Legg Mason Partners Fund Advisors LLC

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:
MHF: Municipal Bonds; MHY: Investment Grade & High Yield Bonds; MMU: Municipal Bonds; MNP: Municipal Bonds; MTT: Municipal Bonds; SBI: Municipal Bonds; TLI: Senior Collateralized Loans

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
MHF, MHY, MMU, MNP, MTT, SBI, TLI

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
MHF: OTC US; MHY: OTC US; MMU: OTC US; MNP: OTC US; MTT: OTC US; SBI: OTC US; TLI: OTC US

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	
Date:	**21-Jul-10**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010